Issued Capital and Reserves	6 Months Ended
Jun. 30, 2024
Issued Capital and Reserves [Abstract]
ISSUED CAPITAL AND RESERVES
15	ISSUED CAPITAL AND RESERVES

On April 1, 2024, Anghami Inc. has entered into an asset acquisition transaction with Streaming resulting in the issuance of 36,985,507 common shares to Streaming as part of the transaction, resulting in an increase in share capital by USD 3,698 and an increase in share premium by USD 136,496,285. Following this issuance, OSN+ holds 55.25% ownership of Anghami’s total shares.

As of June 30, 2024 and December 31, 2023, the Group has authorised 2,150,000,000 ordinary shares and 5,000,000 preference shares.

As of June 30, 2024, the Group has 66,864,696 outstanding ordinary shares amounting to USD 6,686 and has related share premium of USD 262,286,166.

As of December 31, 2023, the Group had 29,709,641 outstanding ordinary shares amounting to USD 2,971 and has related share premium of USD 125,606,786.